Related party disclosures - Other transactions with KMP (Details) - Key management personnel	12 Months Ended
	Sep. 30, 2021 AUD ($) item	Sep. 30, 2020 AUD ($) item
Related party disclosures
Interest payable for the year	$ 403,893	$ 549,257
Closing loan balance	$ 28,924,924	$ 15,779,157
Number of KMP with loans | item	12	8